Participative shareholders’ debentures (Tables)	6 Months Ended
Jun. 30, 2023
Participative Shareholders Debentures
Schedule of income and balance sheet

			Financial results
	Average price (R$)	Three-month period ended June 30,		Six-month period ended June 30,		Liabilities
	2023	2022	2023	2022	2023	2022	June 30, 2023	December 31, 2022
Participative shareholders’ debentures	31.35	43.39	321	288	274	288	2,528	2,725